Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Trade Accounts Receivable
Trade accounts receivable	$ 46,718	$ 43,565
Less: Provision for credit losses	(1,545)	(1,860)	$ (2,330)
Total	$ 45,173	$ 41,705